Note 7 - Related Party Transactions and Balances (Details Textual)	12 Months Ended		33 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	0	3,333
DSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	166,432	63,876
RSU's [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	3,057,160	952,967
Directors and officers [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			0
Directors [member] | DSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	144,693	16,557
Share based compensation arrangement by share based payment award, award vesting period (Year)	1 year
Officers [member] | RSU's [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,176,789	432,286
Officers [member] | RSU's [member] | Bottom of range [member]
Statement Line Items [Line Items]
Share based compensation arrangement by share based payment award, award vesting period (Year)	6 months
Officers [member] | RSU's [member] | Top of range [member]
Statement Line Items [Line Items]
Share based compensation arrangement by share based payment award, award vesting period (Year)	36 months